UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	 August 12,2009
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	34
					---------------------
						111,237
					---------------------
					(thousands)


List of Other Included Managers:   NONE


NAME OF ISSUER			CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN PUT_CALL  INV_   VOTING AUTHORITY														 DISC	SOLE	NONE
1/100 Berkshire Htwy Cla     	Com	84990175	270	300	SH		SOLE	300
A T & T Inc New              	Com	00206R102 	5429	218588	SH		SOLE	198304	20283
Abbott Laboratories          	Com	2824100		3884	82569	SH		SOLE	72865	9704
Accenture Ltd Cl A           	Com	G1150G111 	5238	156569	SH		SOLE	142037	14532
Amgen Incorporated           	Com	31162100	3460	65373	SH		SOLE	62543	2830
Bank Of New York Co New      	Com	64058100	3653	124639	SH		SOLE	115789	8850
Berkshire Hathaway Cl B      	Com	84670207	4471	1544	SH		SOLE	1544
Bristol-Myers Squibb Co      	Com	110122108	2968	146165	SH		SOLE	146075	90
Cabelas Inc                  	Com	126804301	818	66510	SH		SOLE	63660	2850
Chevron Corporation          	Com	166764100	2359	35612	SH		SOLE	32334	3278
Comcast Cp New Cl A Spl      	Com	20030N200 	397	28211	SH		SOLE	22141	6070
Covance Inc                  	Com	222816100	492	10000	SH		SOLE	10000
Disney Walt Co               	Com	254687106	5084	217935	SH		SOLE	201482	16453
Ebay				Com	278642103	4731	276236	SH		SOLE	258860	17556
Franklin Resources Inc       	Com	354613101	4773	66285	SH		SOLE	62860	3425
Goldman Sachs Group Inc      	Com	38141G104 	2252	15276	SH		SOLE	14511	765
Home Depot Inc               	Com	437076102	4304	182183	SH		SOLE	167040	15143
Legg Mason Inc               	Com	524901105	647	26549	SH		SOLE	25904	645
M B I A Inc                  	Com	55262C100 	532	123007	SH		SOLE	114367	8640
Mc Donalds Corp              	Com	580135101	3399	59139	SH		SOLE	58474	665
Merck & Co Inc               	Com	589331107	6859	245332	SH		SOLE	223685	21647
Microsoft Corp               	Com	594918104	8034	338000	SH		SOLE	303775	34225
Montgomery St Income Sec     	Com	614115103	1382	95676	SH		SOLE	92041	3635
Mylan Laboratories Inc       	Com	628530107	689	52872	SH		SOLE	51477	1395
Nordstrom Inc                	Com	655664100	2910	146317	SH		SOLE	132945	13372
Paccar Inc                   	Com	693718108	3031	93464	SH		SOLE	93464
Pfizer Incorporated          	Com	717081103	5138	342576	SH		SOLE	322915	19661
Rivus Bond Fund              	Com	769667106	1431	89700	SH		SOLE	85535	4165
Starbucks Corp               	Com	855244109	4470	321853	SH		SOLE	293365	28488
Verizon Communications       	Com	92343V104 	5652	183955	SH		SOLE	169209	14746
Walgreen Company             	Com	931422109	3131	106503	SH		SOLE	104368	2135
Wal-Mart Stores Inc          	Com	931142103	5678	117223	SH		SOLE	97223	20000
Wells Fargo & Co New         	Com	949746101	1915	78956	SH		SOLE	75726	3230
Wstrn Asset Intrmdt Muni     	Com	958435109	1756	211683	SH		SOLE	211124	559
							111237


